Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Leases - Lease Agreements (Table)

	Land	Office buildings	Total right of use assets
Balance as at January 1, 2019	$7,078	$1,543	$8,621
Additions	–	225	225
Depreciation expense	(149)	(643)	(792)
Balance as at December 31, 2019	$6,929	$1,125	$8,054
Depreciation expense	(149)	(630)	(779)
Balance as at December 31, 2020	$6,780	$495	$7,275
Lease reassessment	369	–	369
Additions	–	1,105	1,105
Depreciation expense	(157)	(589)	(746)
Balance as at December 31, 2021	$6,992	$1,011	$8,003

Leases - Analysis of Lease Liabilities (Table)

	2021	2020	2019
At January 1,	$7,856	$8,551	$8,979
Additions	1,105	–	224
Lease reassement	369	–	–
Accretion of interest	678	606	654
Payments	(1,257)	(1,301)	(1,306)
At December 31,	$8,751	$7,856	$8,551
Current	$1,095	$911	$1,300
Non-current	$7,656	$6,945	$7,251

Leases - Maturity Analysis of Finance Lease (Table)
	Less than 1 year	Between 1 and 5 years	Over 5 years	Total
Lease Liability	$1,095	$3,029	$22,996	$27,120

Leases - Fixed and Variable Lease Payments (Table)
	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Fixed lease payments	$1,257	$1,301	$1,306
Variable lease payments	845	982	1,207
Total	$2,102	$2,283	$2,513

Leases - Lease Expenses of Lessee (Table)

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Depreciation expense of right-of-use assets	$746	$779	$792
Finance expense on lease liabilities	678	606	654
Expense relating to short-term leases	5,887	6,587	3,865
Total	$7,311	$7,972	$5,311

Leases - Future Minimum Maturity Revenues (Table)
Amount
2022	$47,051
2023	39,170
2024	25,929
2025	19,418
2026	1,875
Total	$133,443